As filed with the U.S. Securities and Exchange Commission
on July 19, 2012
1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 49
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 51
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 19th day of July 2012.

JOHN HANCOCK FUNDS III

By:	/s/ Keith F. Hartstein Keith F. Hartstein
President and Chief Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	July 19, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	July 19, 2012

/s/ William H. Cunningham* William H. Cunningham	Trustee	July 19, 2012

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	July 19, 2012

/s/ Stanley Martin* Stanley Martin	Trustee	July 19, 2012

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	July 19, 2012

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	July 19, 2012

/s/ John A. Moore* John A. Moore	Trustee	July 19, 2012

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	July 19, 2012

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	July 19, 2012

/s/ John G. Vrysen* John G. Vrysen	Trustee	July 19, 2012

*	By: Power of Attorney

By:	/s/ Patricia A. Morisette Patricia A. Morisette	July 19, 2012
Attorney-in-Fact

*	Pursuant to Power of Attorney filed with Post -Effective Amendment No. 40 to the Trust’s Registration Statement on December 14, 2011

Exhibit Index
EX-101.INS              XBRL Instance Document
EX-101.SCH            XBRL Taxonomy Extension Schema Document
EX-101.CAL            XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB            XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE            XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF            XBRL Taxonomy Extension Definition Linkbase Document